Interest Rate Swap (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Value of Derivative Instrument

The following table summarizes the fair value of the Company’s derivative instruments at June 30, 2012 and December 31, 2011:

	Fair Values of Derivative Instruments Asset (Liability) Derivatives
	Balance Sheet Location	June 30, 2012	December 31, 2011
Derivatives designated as hedging instruments:
Interest rate swaps	Accrued expenses	$(2,555)	$—
Interest rate swaps	Other long-term liabilities	(1,156)	—

		$(3,711)	$—

The following table summarizes the fair value of the Company’s derivative instrument at December 31, 2011 and 2010, respectively:

	Fair Values of Derivative Instruments Asset (Liability) Derivatives
		Successor	Predecessor
	Balance Sheet Location	2011	2010
Derivatives designated as hedging instruments:
Interest rate swap	Accrued expenses	$—	$(10,738)

Effect of Derivative Instrument on the Accompanying Consolidated Statements of Operations

The effect of the derivative instruments on the accompanying unaudited condensed consolidated statements of operations for the three and six months ended June 30, 2012 and 2011, respectively, is summarized in the following table:

	Successor	Predecessor	Successor	Predecessor
	Three Months Ended June 30, 2012	Three Months Ended June 30, 2011	Six Months Ended June 30, 2012	Six Months Ended June 30, 2011
Derivatives in Cash Flow Hedging Relationships
Loss related to effective portion of derivative recognized in other comprehensive loss	$7,306	$—	$4,782	$—

Loss related to effective portion of derivative reclassified from accumulated other comprehensive loss to interest expense	$(645)	$(3,769)	$(1,070)	$(7,485)

Derivatives Not Designated as Hedging Instruments
Gain recognized in interest expense	$—	$2,608	$—	$5,163

The effect of the derivative instrument on the accompanying consolidated statements of operations for the periods from November 2, 2011 to December 31, 2011, January 1, 2011 to November 1, 2011 and for the years ended December 31, 2010 and 2009, respectively, is summarized in the following table:

	Successor	Predecessor
	November 2 through December 31, 2011	January 1 through November 1, 2011	Fiscal Year end December 31, 2010	Fiscal Year end December 31, 2009
Derivatives in Cash Flow Hedging Relationships
Gain/(loss) related to effective portion of derivative recognized in other comprehensive loss	$—	$—	$6,690	$9,908

Gain/(loss) related to effective portion of derivative reclassified from accumulated other comprehensive loss to interest expense	$—	$(11,645)	$(22,309)	$(27,736)

Derivatives Not Designated as Hedging Instruments
Gain recognized in interest expense	$2,755	$7,983	$3,980	$—